Derivative Instruments - Derivative Positions of Company (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Cash and money market investments collateral posted by counterparties netted against derivative assets	$ 84,000,000	$ 88,000,000
Cash collateral posted by the Company netted against derivative liabilities	$ 1,200,000,000	$ 1,700,000,000